Pay vs Performance Disclosure - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,739,079	$ 1,484,267	$ 1,807,196
PEO Actually Paid Compensation Amount	$ 2,743,670	$ 3,910,533	2,743,670	3,910,533	2,521,385
Adjustment To PEO Compensation, Footnote	Grant Date Fair Value of Equity Awards Granted in Fiscal Year
Non-PEO NEO Average Total Compensation Amount			1,039,647	879,832	896,228
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,752,139	$ 2,604,177	1,752,139	2,604,177	1,543,222
Adjustment to Non-PEO NEO Compensation Footnote	Grant Date Fair Value of Equity Awards Granted in Fiscal Year
Compensation Actually Paid vs. Total Shareholder Return
Relationship between CAP and TSR

The following graph demonstrates the alignment of the PEO and the average non-PEO NEO CAP amounts with the Company’s TSR (assuming an initial investment of $100 made on December 31, 2021) for the fiscal years ended December 31, 2022, 2023 and 2024. The CAP dollar amounts in the graph are shown in thousands of dollars.

Compensation Actually Paid vs. Net Income
Relationship between CAP and Net Income

The graph below illustrates the relationship between the PEO and average Non-PEO NEO CAP amounts and the Company’s net income for the fiscal years ended December 31, 2022, 2023, and 2024. Net income and CAP amounts for the PEO and average Non-PEO NEOs are presented in thousands of dollars.

Total Shareholder Return Amount			70	168	144
Net Income (Loss)			28,903	26,323	79,491
Adjustment to Compensation, Amount			(448,460)	(399,994)	(439,838)
Unvested RSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,329,338	1,893,923	791,086
Vested RSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 435,460	$ 383,328	$ 200,446